UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                    Chicago Asset Management Value Portfolio
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-39-CAMCO

                     DATE OF FISCAL YEAR END: APRIL 30, 2004

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.





ITEM 1.    REPORTS TO STOCKHOLDERS.

                         THE ADVISORS' INNER CIRCLE FUND


                    CHICAGO ASSET MANAGEMENT VALUE PORTFOLIO


SEMI-ANNUAL REPORT                                              OCTOBER 31, 2003
--------------------------------------------------------------------------------














                                               INVESTMENT ADVISER:
                                                CHICAGO ASSET MANAGEMENT COMPANY
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO
                                                        OCTOBER 31, 2003
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter ...................................................     1
Statement of Net Assets ................................................     3
Statement of Operations ................................................     6
Statement of Changes in Net Assets .....................................     7
Financial Highlights ...................................................     8
Notes to Financial Statements ..........................................     9
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------


October 31, 2003

Dear Shareholders:

October 31, 2003 represents the closing date for the semi-annual reporting period for the Chicago Asset Management Value Portfolio (the "Portfolio") for equity investors. In this letter, we will review the last six months in terms of the investment environment, our strategies which were implemented during that time, and the investment returns achieved for the Portfolio in comparison to the general market. We congratulate the Shareholders and thank you for your continued confidence in the equity category for long-term investing, and in the particular approach demonstrated in this Portfolio.

CHICAGO ASSET MANAGEMENT VALUE PORTFOLIO

The investment environment for the six months ended October 31, 2003 was about as opposite as it could be from one year ago at this reporting time. In this most recent six months, the equity market has experienced a meaningful recovery from depressed lows of six months or one year ago. The economy is showing ever-improving signs of recovery, and investor confidence has strengthened. There is clearly an emotional cumulative effect to investor confidence as they see returns of double-digit positive numbers. All of the old lessons of long-term investing within the equity category return to mind and take on greater relevance when the reality is at hand. For the six months ended October 31, 2003 the Portfolio showed a return of +18.11% in comparison to the Standard & Poor's 500 Index of +15.62%.

Let's focus for a moment on the contribution that the economy has made to investor confidence. Investors have enjoyed almost weekly news on the gradual and steady improvement in the economy. With low interest rates and higher consumer confidence, the economy seems to be making real progress. On the cautious side, we must remain aware that the cost of combating or defending against terrorism is a tax on all of us.

Looking back over the past many years, investors in equities have experienced quite a roller-coaster ride. The great bull market of the 1980's and 1990's accelerated into a runaway speculative market in the late 1990's. This was followed, as it usually is, by a severe and lengthy equity market decline. Reaching significant lows about a year ago, the equity market cycled back and forth and finally started appreciating strongly over these past six months. One significant lesson we have learned over a few similar cycles is to maintain the identical investment philosophy and approach during all market conditions without trying to guess the direction of the market over any short to intermediate time period.

During the past six months, we maintained, as we normally do, a very close to fully invested posture with equities representing almost all of the Portfolio. We observed that many of the most depressed holdings, several of which we had added to over

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------

the past year, appreciated substantially more than the market and led the outperformance of the Portfolio. Our reactions were few and focused on our traditional rebalancing activities. Through this rebalancing, we sell portions of holdings which have strongly outperformed and become full sized in the Portfolio and closer to full valuation. The proceeds are reinvested in the issues which have underperformed, become undersized, but which hold above-average potential for outperformance in the future according to our views. Additionally, a few holdings were sold in their entirety because we believed they had reached full valuation. These proceeds were promptly reinvested into new holdings where we believed the value had not yet been realized.

Always present in our investment activities is the preference to purchase holdings of large companies which we believe represent good businesses. However, we purchase them when the share price has been meaningfully underperforming the market for reasons that we believe we can identify and find to be most likely temporary. This approach was steadily and continually applied throughout the past six months.

You, the Shareholders, as truly long-term investors, have benefited from maintaining your steady exposure to this Portfolio during these past six months. We thank you for your confidence in our approach to equity asset management. We plan to continue to offer the identical approach and discipline in the future.

CHICAGO ASSET MANAGEMENT COMPANY

                         DEFINITION OF COMPARATIVE INDEX
S&P 500 COMPOSITE INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

THE ADVISORS' INNER CIRCLE FUND                     CHICAGO ASSET MANAGEMENT
                                                    VALUE PORTFOLIO
                                                    OCTOBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------



-----------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 COMMON STOCK - 98.5%
-----------------------------------------------------------------------------------
                                                              SHARES      VALUE
                                                           -----------  -----------
AUTOMOTIVE -- 5.1%
   Ford Motor ..........................................     116,300    $1,410,719
   General Motors ......................................      31,425     1,340,904
                                                                        -----------
                                                                         2,751,623
                                                                        -----------
BANKS -- 12.9%
   Bank of America .....................................      23,883     1,808,659
   Bank One ............................................      36,782     1,561,396
   Wachovia ............................................      37,200     1,706,364
   Wells Fargo .........................................      32,700     1,841,664
                                                                        -----------
                                                                         6,918,083
                                                                        -----------
COMPUTERS & SERVICES -- 15.2%
   Cisco Systems* ......................................      82,700     1,735,046
   Computer Sciences* ..................................      32,800     1,299,536
   Hewlett-Packard .....................................      89,900     2,005,669
   Microsoft ...........................................      62,400     1,631,760
   Solectron* ..........................................     179,700       995,538
   Sun Microsystems* ...................................     135,200       535,392
                                                                        -----------
                                                                         8,202,941
                                                                        -----------
ENTERTAINMENT -- 3.6%
   Walt Disney .........................................      85,450     1,934,588
                                                                        -----------
FINANCIAL SERVICES -- 6.0%
   Bear Stearns ........................................      21,000     1,601,250
   Franklin Resources ..................................      33,800     1,602,796
                                                                        -----------
                                                                         3,204,046
                                                                        -----------
FOOD, BEVERAGE & TOBACCO -- 5.5%
   Coca-Cola ...........................................      31,900     1,480,160
   HJ Heinz ............................................      42,675     1,507,708
                                                                        -----------
                                                                         2,987,868
                                                                        -----------
HOME PRODUCTS -- 2.4%
   Gillette ............................................      39,800     1,269,620
                                                                        -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CHICAGO ASSET MANAGEMENT
                                                    VALUE PORTFOLIO
                                                    OCTOBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
-----------------------------------------------------------------------------------
                                                              SHARES      VALUE
                                                           -----------  -----------
INDUSTRIAL -- 9.1%
   Dover ...............................................      44,650   $ 1,742,243
   Emerson Electric ....................................      29,100     1,651,425
   Ingersoll-Rand, Cl A ................................      25,100     1,516,040
                                                                       -----------
                                                                         4,909,708
                                                                       -----------
INSURANCE -- 3.2%
   Allstate ............................................      43,400     1,714,300
                                                                       -----------
MEASURING DEVICES -- 3.0%
   Agilent Technologies* ...............................      65,900     1,642,228
                                                                       -----------
MEDICAL PRODUCTS & SERVICES -- 3.3%
   Johnson & Johnson ...................................      35,100     1,766,583
                                                                       -----------
PETROLEUM REFINING -- 2.9%
   Exxon Mobil .........................................      42,100     1,540,018
                                                                       -----------
PHARMACEUTICALS -- 12.3%
   Abbott Laboratories .................................      37,150     1,583,333
   Bristol-Myers Squibb ................................      70,600     1,791,122
   Pfizer ..............................................      51,900     1,640,040
   Schering-Plough .....................................     103,296     1,577,330
                                                                       -----------
                                                                         6,591,825
                                                                       -----------
RESTAURANTS -- 4.5%
   McDonald's ..........................................      96,875     2,422,844
                                                                       -----------
RETAIL -- 5.7%
   Costco Wholesale* ...................................      39,400     1,393,578
   Gap .................................................      88,100     1,680,948
                                                                       -----------
                                                                         3,074,526
                                                                       -----------
TELEPHONES & TELECOMMUNICATIONS -- 1.5%
   Nortel Networks* ....................................     184,400       820,580
                                                                       -----------
TOYS & GAMES -- 2.3%
   Mattel ..............................................      63,400     1,227,424
                                                                       -----------
   TOTAL COMMON STOCK
      (Cost $53,890,872) ...............................                52,978,805
                                                                       -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CHICAGO ASSET MANAGEMENT
                                                    VALUE PORTFOLIO
                                                    OCTOBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 1.5%
-----------------------------------------------------------------------------------
                                                             SHARES        VALUE
                                                          -----------   -----------
   HighMark Diversified Money Market Fund
      (Cost $801,295) ..................................     801,295   $   801,295
                                                                       -----------
   TOTAL INVESTMENTS -- 100.0%
      (Cost $54,692,167) (a) ...........................                53,780,100
                                                                       -----------
OTHER ASSETS AND LIABILITIES -- 0.0%
   Administration Fees Payable .........................                   (10,617)
   Investment Advisory Fees Payable ....................                    (8,476)
   Other Assets and Liabilities, Net ...................                    (6,691)
                                                                       -----------
   TOTAL OTHER ASSETS AND LIABILITIES ..................                   (25,784)
                                                                       -----------

-----------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------
   Paid-in-Capital .....................................                62,460,696
   Undistributed Net Investment Income .................                     7,078
   Accumulated Net Realized Loss on Investments ........                (7,801,391)
   Net Unrealized Depreciation on Investments ..........                  (912,067)
                                                                       -----------
   TOTAL NET ASSETS -- 100.0% ..........................               $53,754,316
                                                                       ===========
   INSTITUTIONAL CLASS SHARES:
   Shares Issued and Outstanding
      (Unlimited authorization, no par value) ..........                 4,395,897
   NET ASSET VALUE, Offering and Redemption Price Per Share                 $12.23
                                                                            ======

*  NON-INCOME PRODUCING SECURITY
CL -- CLASS
(A) THE COST FOR FEDERAL INCOME TAX PURPOSES WAS $55,363,473. AT OCTOBER 31, 2003, NET UNREALIZED DEPRECIATION BASED ON TAX COST WAS $1,583,373. THIS CONSISTED OF AGGREGATE GROSS UNREALIZED APPRECIATION FOR ALL SECURITIES FOR $6,881,502 AND AGGREGATE GROSS UNREALIZED DEPRECIATION FOR ALL SECURITIES OF $8,464,875.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CHICAGO ASSET MANAGEMENT
                                                    VALUE PORTFOLIO

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------

                                                                    SIX MONTHS
                                                                      ENDED
                                                                OCTOBER 31, 2003
                                                                   (UNAUDITED)
INVESTMENT INCOME
Dividends .....................................................    $  446,689
Interest ......................................................         2,399
                                                                   -----------
   TOTAL INCOME ...............................................       449,088
                                                                   -----------
EXPENSES
Investment Advisory Fees ......................................       164,898
Administration Fees ...........................................        63,014
Shareholder Servicing Fees ....................................        33,245
Transfer Agent Fees ...........................................        25,242
Legal Fees ....................................................        12,563
Printing Fees .................................................        11,594
Filing and Registration Fees ..................................         9,545
Audit Fees ....................................................         7,562
Custodian Fees ................................................         2,760
Trustees' Fees ................................................         2,269
Other Expenses ................................................         1,651
                                                                   -----------
   TOTAL EXPENSES .............................................       334,343
Less:
Directed Brokerage ............................................       (16,753)
                                                                   -----------
   NET EXPENSES ...............................................       317,590
                                                                   -----------
NET INVESTMENT INCOME .........................................       131,498
                                                                   -----------
NET REALIZED LOSS ON INVESTMENTS ..............................      (373,215)
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS ..........     8,777,570
                                                                   -----------
NET GAIN ON INVESTMENTS .......................................     8,404,355
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........    $ 8,535,853
                                                                   ===========



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------

                                                         SIX MONTHS
                                                            ENDED       YEAR ENDED
                                                      OCTOBER 31, 2003   APRIL 30,
                                                         (UNAUDITED)       2003
                                                      ----------------  ----------
OPERATIONS:
   Net Investment Income ...........................    $   131,498    $   329,118
   Net Realized Loss on Investments ................       (373,215)      (491,316)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments ................................      8,777,570     (7,059,606)
                                                        -----------    -----------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS .....................      8,535,853     (7,221,804)
                                                        -----------    -----------
DIVIDENDS:
   Net Investment Income ...........................       (124,560)      (328,978)
                                                        -----------    -----------
CAPITAL SHARE TRANSACTIONS:
   Issued ..........................................      3,727,793     10,343,947
   In Lieu of Dividends ............................        124,539        328,923
   Redeemed ........................................     (5,607,221)   (13,111,070)
                                                        -----------    -----------
   NET DECREASE IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ....................     (1,754,889)    (2,438,200)
                                                        -----------    -----------
     TOTAL INCREASE (DECREASE) IN NET ASSETS .......      6,656,404     (9,988,982)
                                                        -----------    -----------
NET ASSETS:
   Beginning of Year ...............................     47,097,912     57,086,894
                                                        -----------    -----------
   End of Year (including undistributed net investment
     income of $7,078 and $140, respectively) ......    $53,754,316    $47,097,912
                                                        ===========    ===========
SHARE TRANSACTIONS:
   Issued ..........................................        321,302      1,089,925
   In Lieu of Cash Distributions ...................         10,921         32,514
   Redeemed ........................................       (473,465)    (1,230,216)
                                                        -----------    -----------
   NET DECREASE IN SHARES OUTSTANDING
    FROM SHARE TRANSACTIONS ........................       (141,242)      (107,777)
                                                        ===========    ===========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      SELECTED PER SHARE DATA & RATIOS
                                        FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                             SIX MONTHS
                                ENDED
                             OCTOBER 31,                   YEARS ENDED APRIL 30,
                                2003         ---------------------------------------------
                             (UNAUDITED)     2003(1)      2002      2001     2000     1999
                             -----------     -------   -------   ------- --------  -------
Net Asset Value,
   Beginning of Period .....   $ 10.38       $ 12.29   $ 12.70   $ 14.34 $  17.53  $ 15.96
                               -------       -------   -------   ------- --------  -------
Income (Loss) From Investment
   Operations
   Net Investment Income ...      0.03          0.07      0.02      0.20     0.17     0.15
   Net Realized and
      Unrealized Gain (Loss)      1.85         (1.91)    (0.40)    (0.49)   (2.02)     2.98
                               -------       -------   -------   ------- --------  -------
   Total from Investment
      Operations ...........      1.88         (1.84)    (0.38)    (0.29)   (1.85)    3.13
                               -------       -------   -------   ------- --------  -------
Dividends and Distributions
   Net Investment Income ...     (0.03)        (0.07)    (0.02)    (0.20)   (0.17)   (0.16)
   Net Realized Gain .......        --            --        --     (1.13)   (1.16)   (1.40)
   Return of Capital .......        --            --     (0.01)    (0.02)   (0.01)      --
                               -------       -------   -------   ------- --------  -------
   Total Dividends and
      Distributions ........     (0.03)        (0.07)    (0.03)    (1.35)   (1.34)   (1.56)
                               -------       -------   -------   ------- --------  -------
Net Asset Value, End of
   Period ..................   $ 12.23       $ 10.38   $ 12.29   $ 12.70 $  14.34  $ 17.53
                               =======       =======   =======   ======= ========  =======
TOTAL RETURN++ .............     18.11%**     (14.93)%+  (2.94)%+  (2.05)% (10.24)%+ 21.68%+
                               =======       =======   =======   ======= ========  =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .............   $53,754       $47,098   $57,087   $54,956  $64,842  $26,852
Ratio of Expenses to Average
   Net Assets ..............      1.20%*        1.25%     1.25%     1.25%    1.19%    0.99%
Ratio of Expenses to Average
   Net Assets (without directed
   brokerage/waivers) ......      1.27%*        1.46%     1.35%     1.25%    1.34%    1.64%
Ratio of Net Investment
   Income to Average
   Net Assets ..............      0.50%*        0.71%     0.19%     1.44%    1.32%    0.97%
Portfolio Turnover Rate ....        11%           30%       43%       95%      48%      39%

*   ANNUALIZED
**  NOT ANNUALIZED
+ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISOR DURING THE PERIODS INDICATED.
++ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND CHICAGO ASSET MANAGEMENT VALUE PORTFOLIO ACQUIRED THE ASSETS OF THE UAM CHICAGO ASSET MANAGEMENT VALUE/CONTRARIAN PORTFOLIO, A SERIES OF UAM FUNDS TRUST. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND CHICAGO ASSET MANAGEMENT VALUE PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM CHICAGO ASSET MANAGEMENT VALUE/CONTRARIAN PORTFOLIO. SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 portfolios. The financial statements herein are those of the Chicago Asset Management Value Portfolio (the "Portfolio"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies.

On June 7, 2002, the shareholders of the UAM Chicago Asset Management Value/Contrarian Portfolio (the "UAM Portfolio"), a series of the UAM Funds Trust, (the "UAMFunds"), voted to approve a tax-free reorganization of the UAM Portfolio through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund Chicago Asset Management Value Portfolio (the "Reorganization"). The Reorganization took place on June 24, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Portfolio.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange and for which quotations are readily available, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date, or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Investments in equity securities which are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Debt securities with remaining maturities of 60 days or less may be valued at their amortized cost, which approximates market

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------


     value. Securities for which prices are not available, of which there were none as of October 31, 2003, will be valued at fair value as determined in good faith in accordance with procedures approved by the Trust's Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification method.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. As of October 31, 2003, the Portfolio did not hold any repurchase agreements.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a particular portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEIInvestments Global Funds Services (the "Administrator"), a wholly-owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Portfolio had entered into an agreement, effective June 24, 2002, with the Distributor to act as an agent in placing repurchase agreements for the Portfolio.The Distributor received $150 for the period ended October 31, 2003. Effective October 24, 2003, this agreement was discontinued.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------


4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING AND
TRANSFER AGENCY AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administration services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets. For the period ended October 31, 2003, the Administrator was paid 0.240% of the average daily net assets.

The Portfolio directs certain portfolio trades to brokers who pay a portion of their expenses. Under this arrangement, the Portfolio had expenses reduced by $16,753, which was used to pay administration expenses. The effect on the Portfolio's expense ratio, as a percentage of the average net assets for the period ended October 31, 2003 was 0.07%.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of thePortfolio that were serviced by the financial representative. Effective June 24, 2002, due to the Reorganization, these agreements were terminated and new agreements were executed with the Portfolio.

DST Systems, Inc. (the "Transfer Agent") serves as the Transfer Agent and dividend disbursing agent for the Portfolio under a Transfer Agency Agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an Investment Advisory Agreement, Chicago Asset Management Company (the "Adviser"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.625% of average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of interest, taxes, brokerage commission and extraordinary expenses, from exceeding 1.25% of average daily net assets.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------


Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased and sold by the Portfolio.

6. INVESTMENT TRANSACTIONS:

For the period ended October 31, 2003, the Portfolio made purchases of $5,522,437 and sales of $8,001,339 of investment securities other than long-term U.S. Government and agency securities. There were no purchases and sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses.

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of April 30, 2003 the Portfolio had capital loss carryforwards of $6,203,933 due to expire on April 30, 2010.

8. OTHER:

At October 31, 2003, 99% of total shares outstanding were held by one shareholder. This shareholder is comprised of an omnibus account, which is held on behalf of several individual shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

                                      NOTES

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------



                    CHICAGO ASSET MANAGEMENT VALUE PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                           (toll free) 1-866-39-CAMCO


                               INVESTMENT ADVISER
                        Chicago Asset Management Company
                             70 West Madison Street
                                Chicago, IL 60602


                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456


                                  ADMINISTRATOR
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456


                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

          This information must be preceded or accompanied by a current prospectus for the Portfolio described.


CAM-SA-001-0200

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEMS 8.   (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        ----------------------------------------
                                        James F. Volk, President

Date 12/22/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        ----------------------------------------
                                        James F. Volk, President

Date 12/22/03


By (Signature and Title)*               /s/ Jennifer E. Spratley
                                        ----------------------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 12/22/03
* Print the name and title of each signing officer under his or her signature.